Annual Total Returns - Salient Global Real Estate Fund (Class C and Class A) [BarChart] - Load - Salient Global Real Estate Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(14.80%)
Annual Return 2012	54.06%
Annual Return 2013	(3.71%)
Annual Return 2014	1.32%
Annual Return 2015	(4.09%)
Annual Return 2016	0.60%
Annual Return 2017	21.30%
Annual Return 2018	(10.74%)
Annual Return 2019	20.82%
Annual Return 2020	(10.36%)